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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment             [ ] Amendment Number:
                                                          ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28- 06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                       New York, NY   August 14, 2008
-------------------------------------   -------------   ---------------
             (Signature)                (City, State)        (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        31
Form 13F Information Table Value Total:   969,932 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number               Name
---   --------------------   ----------------------------
1           28-06341         SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

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

           COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                        VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                   CLASS     CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                ---------- --------- -------- ---------- ---- ---- ---------- -------- ---------- ------ ----
AMERICAN APPAREL INC              COM    023850100   14,775  2,221,805  SH         DEFINED      1     2,221,805    0     0
AMERICAN CAPITAL AGENCY CORP      COM    02503X105   21,630  1,299,869  SH         DEFINED      1     1,299,869    0     0
AMERICAN EAGLE OUTFITTERS NEW     COM    02553E106   56,292  4,130,000  SH         DEFINED      1     4,130,000    0     0
BARR PHARMACEUTICALS INC          COM    068306109    7,100    157,500  SH         DEFINED      1       157,500    0     0
CAPITOL ACQUISITION CORP DEL      COM    14055E104    4,199    450,000  SH         DEFINED      1       450,000    0     0
CARE INVESTMENT TRUST INC         COM    141657106   27,819  2,950,000  SH         DEFINED      1     2,950,000    0     0
CITIZENS REPUBLIC BANCORP INC     COM    174420109   15,581  5,525,000  SH         DEFINED      1     5,525,000    0     0
COLFAX CORP                       COM    194014106   37,635  1,500,000  SH         DEFINED      1     1,500,000    0     0
DYNAMIC MATLS CORP                COM    267888105    2,682     81,395  SH         DEFINED      1        81,395    0     0
EATON CORP                        COM    278058102   74,774    880,000  SH         DEFINED      1       880,000    0     0
GILDAN ACTIVEWEAR INC             COM    375916103   70,669  2,730,641  SH         DEFINED      1     2,730,641    0     0
GLOBAL INDS LTD                   COM    379336100   10,204    569,075  SH         DEFINED      1       569,075    0     0
GRAFTECH INTL LTD                 COM    384313102   69,517  2,591,027  SH         DEFINED      1     2,591,027    0     0
HATTERAS FINL CORP                COM    41902R103    6,115    265,964  SH         DEFINED      1       265,964    0     0
HECKMANN CORP                     COM    422680108    7,141    797,000  SH         DEFINED      1       797,000    0     0
KEYCORP NEW                       COM    493267108   48,474  4,414,757  SH         DEFINED      1     4,414,757    0     0
LIBERTY ACQUISITION HLDGS CO      COM    53015Y107   19,312  1,332,700  SH         DEFINED      1     1,332,700    0     0
MANITOWOC INC                     COM    563571108   18,102    556,460  SH         DEFINED      1       556,460    0     0
MATRIX SVC CO                     COM    576853105    8,509    369,000  SH         DEFINED      1       369,000    0     0
MFA MTG INVTS INC                 COM    55272X102   77,113 11,827,200  SH         DEFINED      1    11,827,200    0     0
PFSWEB INC                      COM NEW  717098206      366     78,084  SH         DEFINED      1        78,084    0     0
PHARMERICA CORP                   COM    71714F104   31,344  1,387,513  SH         DEFINED      1     1,387,513    0     0
SPDR TR                       UNIT SER 1 78462F103    7,592    450,000  SH   PUT   DEFINED      1       450,000    0     0
TRIPLE-S MGMT CORP               CL B    896749108   21,608  1,321,616  SH         DEFINED      1     1,321,616    0     0
TRUE RELIGION APPAREL INC         COM    89784N104   62,639  2,350,414  SH         DEFINED      1     2,350,414    0     0
UNION PAC CORP                    COM    907818108   76,129  1,008,336  SH         DEFINED      1     1,008,336    0     0
VALEANT PHARMACEUTICALS INTL      COM    91911X104    7,102    415,062  SH         DEFINED      1       415,062    0     0
VICTORY ACQUISITION CORP          COM    92644D100    6,188    650,000  SH         DEFINED      1       650,000    0     0
WACHOVIA CORP NEW                 COM    929903102    4,000  2,000,000  SH   PUT   DEFINED      1     2,000,000    0     0
WELLPOINT INC                     COM    94973V107  105,212  2,207,549  SH         DEFINED      1     2,207,549    0     0
WILLIAMS COS INC DEL              COM    969457100   50,111  1,243,147  SH         DEFINED      1     1,243,147    0     0
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